UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way, Marina Del Rey, California 90292
(Address of principal executive offices)   (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

Annual Report 2016
For the period from November 16, 2015 (Date of Initial Public Investment)
through September 30, 2016

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management risk, derivatives risk, futures risk, leverage risk associated with financial instruments, focused investment risk, foreign investing risk, limited capitalization risk, temporary defensive positions risk, and new fund risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about November 30, 2016.

For More Information on Your Aspiration Redwood Fund Investment:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Fellow Aspiration Redwood Fund Shareholder,

When we launched the Aspiration Redwood Fund in November of 2015, we confronted head on a conventional wisdom in the financial community that said that investors had a choice between sacrificing their values or sacrificing returns.

From day one, we believed that this is a false choice. Some studies had demonstrated that fossil fuel free strategies can meet or beat the performance of the stock market1 while other studies found that companies prioritizing practices that are good for the planet and their people do better than those that do not.2

With the Aspiration Redwood Fund we do both: divest from fossil fuels and invest in companies whose environmental, social, and governance (ESG) practices mean lower energy costs, a more productive and diverse workforce, and better policies toward sustainability.

Now, nearly a year later, we no longer need to rely on studies to make our case.

Since inception, the Aspiration Redwood Fund generated a return of 8.10%.3 Notably, during the first nine months of this year, the Aspiration Redwood Fund beat the performance of the S&P 500 by nearly 5% -- it grew 12.72% while the S&P 500 grew 7.84%. You should note that these figures do not count any fees and expenses you pay on the Fund. 4 You should also note that these nine months are just that: a nine month period of time. Past performance is no guarantee of future results.

But all that being said, we are bullish on the long term performance of this Fund because, at the end of the day, the Aspiration Redwood Fund is investing in companies that take the long view. They spend less time trying to hit earnings for the quarter and more time on the ethics and decisions that lead to long term growth. We believe that backing companies who are making the right – and smart – decision is the best way to provide market returns or better.

An additional note: part of Aspiration's agreement with the Securities and Exchange Commission concerns how to disclose the facts surrounding our "Pay What Is Fair" fee structure and how we report our performance numbers. As you know, investors in the Aspiration Redwood Fund can pick Aspiration's management fee on a sliding scale between zero and two percent of assets. In order to show standardized performance, Aspiration agreed to list its performance as if all investors paid the maximum of two percent. Of course, in the real world, these conditions are unlikely. Therefore, please pay attention to not only the performance line on our report but the line that reads "Performance without maximum assumed contribution reduction."

Thank you again for your investment in the Aspiration Redwood Fund. We are proud to be showing that investors can make money in the long term and make a difference for all at the same time. If you ever have any questions, please contact us at hello@aspiration.com.

Best,
Andrei Cherny
CEO, Aspiration

________________________
1 Statman, Meir.  "Socially Responsible Mutual Funds."  Association for Investment Management and Research,  2000.
2 Eccles, Ioannou, and Serafeim, "The Impact of Corporate Sustainability on Organization." Harvard Business School, 2014.
3 See the performance taking into account the maximum assumed contribution reduction on the next page.
4 See full performance data in the table below.

Average Annual Total Returns (Unaudited) Period ended September 30, 2016	Three Months	Six Months	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
Aspiration Redwood Fund – Without maximum assumed contribution reduction****	10.31%	16.49%	8.10%	0.50%	1.81%
Aspiration Redwood Fund – With maximum assumed contribution reduction****	8.31%	14.49%	6.10%	0.50%	1.81%
S&P 500 Total Return Index	3.85%	6.40%	7.64%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit aspiration.com or call the Fund at (800) 683-8529. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund's inception date was November 16, 2015 for the Investor Class Shares.

** The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

***Gross expense ratio is from the Fund's prospectus dated January 28, 2016.

****Contribution reduction assumes a maximum 2% management fee.

(RCASP1116002)

Aspiration Redwood Fund

Performance Update (Unaudited)

For the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 at November 16, 2015 (Date of Initial Public Investment). All dividends and distributions are reinvested.  This graph depicts the performance of the Aspiration Redwood Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross	Net
	As of	Three	Six	Since	Inception	Expense	Expense
	September 30, 2016	Months	Months	Inception	Date	Ratio*	Ratio*
	Aspiration Redwood Fund - Without maximum	10.31%	16.49%	8.10%	11/16/15	9.49%	0.50%
	assumed contribution reduction**
	Aspiration Redwood Fund - With maximum	8.31%	14.49%	6.10%	11/16/15	9.49%	0.50%
	assumed contribution reduction**
	S&P 500 Total Return Index	3.85%	6.40%	7.64%	N/A	N/A	N/A

*	The gross and net expense ratios shown are from the Fund's Financial Highlights as of September 30, 2016.
**	Contribution reduction assumes a maximum 2% management fee.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Aspiration Redwood Fund

Schedule of Investments

As of September 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 88.01%

Consumer Discretionary - 14.55%
	Ford Motor Co.	11,648	$140,591
	Newell Brands, Inc.	2,915	153,504
	The Walt Disney Co.	3,099	287,773
	Time Warner, Inc.	2,124	169,092
			750,960
Financials - 21.63%
	Aflac, Inc.	1,029	73,954
	American Express Co.	3,028	193,913
	Comerica, Inc.	3,944	186,630
	Fifth Third Bancorp	11,251	230,195
	The Allstate Corp.	3,234	223,728
	US Bancorp	4,862	208,531
			1,116,951
Health Care - 21.62%
*	Alnylam Pharmaceuticals, Inc.	1,452	98,416
*	Atara Biotherapeutics, Inc.	2,345	50,160
*	Biogen, Inc.	382	119,577
*	Catalent, Inc.	6,399	165,350
	Eli Lilly & Co.	2,751	220,795
*	Emergent BioSolutions, Inc.	643	20,274
*	Envision Healthcare Holdings, Inc.	4,603	102,509
*	Laboratory Corp. of America Holdings	1,580	217,218
*	Lexicon Pharmaceuticals, Inc.	5,507	99,512
*	TG Therapeutics, Inc.	2,865	22,175
			1,115,986
Industrials - 9.11%
	Caterpillar, Inc.	2,653	235,507
	Union Pacific Corp.	2,409	234,950
			470,457
Information Technology - 21.10%
*	Arista Networks, Inc.	1,687	143,530
	Jabil Circuit, Inc.	5,173	112,875
	Lam Research Corp.	2,172	205,710
	Marvell Technology Group Ltd.	7,701	102,192
*	Micron Technology, Inc.	7,183	127,714
*	NXP Semiconductors NV	966	98,542
*	ON Semiconductor Corp.	12,890	158,805
	Western Digital Corp.	2,395	140,036
			1,089,404

	Total Common Stocks (Cost $4,191,377)		4,543,758

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued

As of September 30, 2016
		Shares	Value (Note 1)

REAL ESTATE INVESTMENT TRUSTS - 6.00%

Digital Realty Trust, Inc.		1,078	$104,695
Simon Property Group, Inc.		991	205,147
			309,842

Total Real Estate Investment Trusts (Cost $301,615)			309,842

SHORT-TERM INVESTMENT - 5.21%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.20%	269,095	269,095

Total Short-Term Investment (Cost $269,095)			269,095

Total Value of Investments (Cost $4,762,087) - 99.22%			$5,122,695

Other Assets Less Liabilities - 0.78%			40,498

NET ASSETS - 100.00%			$5,163,193

* Non-income producing investment
§	Represents 7 day effective yield as of September 30, 2016

The following abbreviation or acronym is used in this portfolio:
NV - Netherlands Security

Summary of Investments
	% of Net
By Sector	Assets	Value
Consumer Discretionary	14.55%	$750,960
Financials	21.63%	1,116,951
Health Care	21.62%	1,115,986
Industrials	9.11%	470,457
Information Technology	21.10%	1,089,404
Real Estate Investment Trusts	6.00%	309,842
Short-Term Investment	5.21%	269,095
Other Assets Less Liabilities	0.78%	40,498
Total	100.00%	$5,163,193

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities

As of September 30, 2016

Assets:
Investments, at value (cost $4,762,087)	$5,122,695
Receivables:
From Advisor	79,975
Fund shares sold	44,545
Dividends	6,282
Prepaid expenses:
Registration and filing expenses	13,809
Deferred offering costs (Note 2)	6,723
Fund accounting fees	2,250
Custody fees	804

Total assets	5,277,083

Liabilities:
Payables:
Investments purchased	94,165
Accrued expenses:
Professional fees	16,500
Distribution and service fees - Investor Class Shares	925
Compliance fees	875
Trustee fees and meeting expenses	625
Distribution expenses	450
Shareholder fulfillment expenses	350

Total liabilities	113,890

Net Assets	$5,163,193

Net Assets Consist of:
Paid in capital	$4,678,123
Accumulated undistributed net investment income	46,794
Accumulated net realized gain on investments	77,668
Net unrealized appreciation on investments	360,608

Total Net Assets	$5,163,193
Shares Outstanding, no par value (unlimited authorized shares)	477,754
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.81

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations

For the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016

Investment Income:
Dividends	$59,068

Total Investment Income	59,068

Expenses:
Offering costs (Note 2)	46,772
Professional fees	39,998
Compliance fees (Note 2)	29,348
Fund accounting fees (Note 2)	23,865
Administration fees (Note 2)	21,000
Transfer Agent fees (Note 2)	19,622
Custody fees (Note 2)	14,372
Registration and filing expenses	11,818
Trustee fees and meeting expenses	9,375
Distribution and service fees - Investor Class Shares (Note 3)	6,137
Distribution expenses (Note 2)	4,890
Shareholder fulfillment expenses	3,714
Securities pricing fees	3,090

Total Expenses	234,001

Expenses reimbursed by Advisor (Note 2)	(221,727)

Net Expenses	12,274

Net Investment Income	46,794

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	77,668

Net change in unrealized appreciation on investments	360,608

Net Realized and Unrealized Gain on Investments	438,276

Net Increase in Net Assets Resulting from Operations	$485,070

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Changes in Net Assets

For the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016

Operations:
Net investment income	$46,794
Net realized gain from investment transactions	77,668
Net change in unrealized appreciation on investments	360,608

Increase in Net Assets from Operations	485,070

Beneficial Interest Transactions:
Shares sold	5,247,539
Shares repurchased	(569,416)

Net Increase in Beneficial Interest Transactions	4,678,123

Net Increase in Net Assets	5,163,193

Net Assets:
Beginning of period	-
End of period	$5,163,193

Accumulated Undistributed Net Investment Income	$46,794

Share Information:
Shares Sold	535,179
Shares repurchased	(57,425)
Net Increase in Shares of Beneficial Interest	477,754

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights

For a share outstanding during the period from November 16, 2015
(Date of Initial Public Investment) through September 30, 2016

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.10
Net realized and unrealized gain on investments	0.71

Total from Investment Operations	0.81

Net Asset Value, End of Period	$10.81

Total Return (c)	6.10%	(b)

Total Return (d)	8.10%	(b)

Net Assets, End of Period (in thousands)	$5,163

Ratios of:
Gross Expenses to Average Net Assets	9.49%	(a)
Net Expenses to Average Net Assets	0.50%	(a)
Net Investment Income to Average Net Assets	1.90%	(a)

Portfolio turnover rate	120.74%	(b)

(a) Annualized
(b) Not annualized.
(c)	Performance with maximum assumed contribution reduction of 2%. Contribution reduction assumes a maximum 2% management fee.
(d) Performance without maximum assumed contribution reduction of 2%.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the "Fund") is a series of the Aspiration Funds (the "Trust"). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective of the Fund is to maximize total return, consisting of capital appreciation and current income.  The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in securities, which include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund's investment strategies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of September 30, 2016, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2016 for the Fund's assets measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$4,543,738	$4,543,758	$-	$-
Real Estate Investment Trusts	309,842	309,842	-	-
Short-Term Investment	269,095	269,095	-	-
Total Assets	$5,122,695	$5,122,695	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) The Fund had no transfers into or out of Level 1, 2, or 3 during the initial period ended September 30, 2016.  It is the Fund's policy to record transfers at the end of the reporting period.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  The principal risks of investing in the Fund include: market risk, management risk, derivatives risk, futures risk, leverage risk associated with financial instruments, focused investment risk, foreign investing risk, limited capitalization risk, temporary defensive positions, and new fund risk.  The Fund held no derivatives as of and for the period ended September 30, 2016.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees ("Trustees").

Distributions
The Fund may declare and distribute dividends from net investment income, if any, annually.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Deferred Offering Costs
Deferred offering costs of $53,495 consist of legal fees for preparing the initial prospectus and statement of additional information.  These offering costs, which are subject to the Expense Limitation Agreement, are amortized to expense over twelve months on a straight-line basis for the initial period ended September 30, 2016.  For the initial period ended September 30, 2016, $46,772 in deferred offering costs were expensed.

2. Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the "Advisor") does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  For the initial period ended September 30, 2016, no advisory fees were incurred by the Fund.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the initial period ended September 30, 2016, the Advisor reimbursed the Fund $221,727, of which $46,772 related to offering costs expensed during the period ended September 30, 2016, and $174,955 was related to other reimbursements, which are subject to recoupment on or before September 30, 2019 provided that the annual expense ratio does not exceed 0.50%.

Sub-Advisor
UBS Asset Management, Inc. (the "Sub-Advisor") is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.  In addition, the Advisor and Sub-Advisor each donate 10% of their respective fees to charity.  The Advisor will donate 10% of its fees after deducting the sub-advisory fee paid to the Sub-Advisor, and the Sub-Advisor will donate 10% of its fees after receiving its fees from the Advisor.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

Administrator
The Nottingham Company serves as the Fund's Administrator (the "Administrator").  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $21,000 of fees by the Administrator for the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

Fund Accounting Services
The Nottingham Company serves as the Fund's Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $23,865 of fees by The Nottingham Company for the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $29,348 in compliance fees for the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

Custodian
UMB Bank, N.A. provides services as the Fund's custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian's fee arrangements with the Fund.  The Fund paid $14,372 in custody fees for the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund paid $19,622 to the Transfer Agent for the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  The Fund incurred $4,890 in distribution expenses for the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016

Officers and Trustees of the Trust
As of September 30, 2016, certain officers of the Trust were also officers of the Administrator.  A Trustee and an officer are also officers of the Advisor.

3. Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended September 30, 2016, $6,137 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

4. Purchases and Sales of Investment Securities

For the initial period ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$7,479,694	$3,064,369

5. Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of September 30, 2016.

As of and during the initial period ended September 30, 2016, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period ended September 30, 2016, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

There were no distributions paid from the Fund for the initial period ended September 30, 2016.

At September 30, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$4,781,422

Unrealized Appreciation	401,611
Unrealized Depreciation	(60,337)
Net Unrealized Appreciation	341,274

Undistributed Ordinary Income	143,796

Distributable Earnings	$485,070

The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses from wash sales.

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2016, Aspiration Partners, Inc. owned 20.93% of the Fund, Aspiration Growth Opportunities II, LP owned 4.48% of the Fund, and a related party, Joseph N. Sanberg owned 0.86% of the Fund. Collectively, Aspiration Partners, Inc., Aspiration Growth Opportunities II, LP, and Joseph N. Sanberg could be deemed to have a controlling interest in the Fund.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

7. Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8. Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Cohen&Co

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Aspiration Redwood Fund
(a series of Aspiration Funds)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aspiration Redwood Fund (the "Fund"), a series of Aspiration Funds, as of September 30, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period November 16, 2015 (date of initial public investment) through September 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers or counterparties were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aspiration Redwood Fund as of September 30, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period November 16, 2015 (date of initial public investment) through September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 23, 2016

Aspiration Redwood Fund

Additional Information
(Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2. Quarterly Portfolio Holdings\

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3. Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's initial period ended September 30, 2016.

During the initial period ended September 30, 2016, the Fund paid no ordinary income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4. Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,093.50	$2.62
	$1,000.00	$1,022.50	$2.53
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183/366 (to reflect the initial period).

5. Approval of Advisory Agreement

The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement.  At an organizational meeting of the Fund's Board of Trustees on March 30, 2015, the Trustees approved the Investment Advisory Agreement for an initial term of two years. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Fund and Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practice regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its financial strength and capability, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; the Advisor's Form ADV; and a memorandum from the Trustees' legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  The Trustees noted that the Fund will not pay an advisory fee to the Advisor.  The Trustees also noted that only clients of the Advisor may invest in the Fund, and that such clients have the discretion to pay the Advisor a fee in an amount they deem to be fair and reasonable. The Trustees took into account the proposed Expense Limitation Agreement pursuant to which the Advisor would to reimburse the Fund's operating expenses to the extent necessary to limit the Fund's total annual operating expenses to 0.50% of the Fund's average daily net assets through January 31, 2017.  It was noted that the Expense Limitation Agreement also would permit the Advisor to recoup any expense reimbursements from the Fund for a period of three years following such reimbursement, provided such recoupment does not cause the Fund's total annual operating expenses to exceed 0.50% of the Fund's average daily net assets.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services, including supervision of the proposed Sub-Advisor and its research and recommendations with respect to portfolio securities, as well as its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objective and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares. The Trustees reviewed the duties of the Advisor relative to the oversight of the Fund's investment portfolio and the Fund's investment strategy. The Trustees discussed the respective services that would be provided by the Advisor and noted that the Advisor would be responsible for managing the Fund's assets. The Trustees considered that the Advisor already provides portfolio management services to one other investment company. The Trustees further noted that the principal executive of the Fund was an employee of the Advisor and serves without additional compensation from the Fund.  After reviewing the foregoing information and other information provided by the Advisor (e.g., descriptions of the Advisor's services in its registration documents), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

In considering the performance of the Fund and the Advisor, the Trustees noted that the Fund had not commenced operations and consequently had no performance history. The Trustees considered the experience of the personnel of the Advisor in managing the existing series of the Trust, and determined at that time that the performance of the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0% of average daily new assets, with shareholders being made up entirely of clients of the Advisor, and that these clients pay the Advisor directly, rather than through the Fund via a management fee. The Trustees noted that the clients of the Advisor may choose to pay the Advisor between 0% and 2%. The Trustees reviewed the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the Advisor's plans to increase the asset levels of the Fund; the overall expenses of the Fund; and the nature and frequency of clients' advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the Advisor. The Advisor responded to several questions about its financial condition. The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor's name and the ability for the Advisor to place small accounts into the Fund.  The Trustees then compared the fees and expenses of the Fund to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees noted that the Fund was in a start-up phase and would be much smaller than the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that due to the Advisor's receipt of payment directly from its clients, the lack of fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's fee arrangements with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. The Trustees noted that the Fund had not commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale. The Trustees noted that the Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future. It was pointed out that the Advisor would receive its fee directly from its clients (who are also the shareholders of the Fund), and that the Advisor would not receive payments directly from the Fund.  Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions and in particular for supervising the Sub-Advisor's trading practices. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Advisor does not currently allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

The Advisor also has undertaken to disclose the aggregate amount of advisory fees received by the Advisor and, as of September 30, 2016, the aggregate amount of advisory fees was $10,327.  The fees are paid directly to the Advisor by its clients.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.  Approval of Sub-Investment Advisory Agreement

The Sub-Advisor manages the Fund's daily activity pursuant to a Sub-Investment Advisory Agreement.  At an organizational meeting of the Fund's Board of Trustees on March 30, 2015, the Trustees approved the Sub-Investment Advisory Agreement for an initial term of two years. In considering whether to approve the Sub-Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Fund and Sub-Advisor; (iii) the costs of the services to be provided and profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Sub-Advisor's practice regarding brokerage and portfolio transactions; and (vi) the Sub-Advisor's practices regarding conflicts of interest.

The Trustees also reviewed the Sub- Advisor's Form ADV, experience, projected profitability with respect to the Fund, its financial strength and capability, and other pertinent information.  The Board also reviewed, among other things, the copy of the Sub-Investment Advisory Agreement.

In considering the nature, extent, and quality of the proposed services to be provided by the Sub-Advisor, the Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement and reviewed the services to be provided to the Fund including, without limitation, the Sub-Advisor's procedures for formulating investment recommendations and assuring compliance with the Fund investment objectives and limitations, proposed efforts during the Fund start-up phase, and coordination with the Fund other service providers. The Trustees noted that the Sub-Advisor will seek to achieve the Fund's investment objective by investing in a basket of assets in which the Sub-Advisor has extensive experience. After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., the Sub-Advisor's Form ADV and descriptions of the Advisor's business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by the Sub-Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Sub-Advisor, the Trustees discussed the Sub-Advisor's experience managing investments, as well as the performance of accounts managed by the Sub-Advisor with similar investment strategies to the Fund.  After reviewing the Sub-Advisor's experience managing other accounts, and other factors, the Board concluded that the investment performance of the Sub-Advisor was satisfactory
In considering the costs of the services to be provided and profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Sub-Advisor from the relationship with the Fund, the Trustees evaluated the Sub-Advisor's staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor's personnel; the Sub-Advisor's compliance programs, policies, and procedures; the financial condition of the Sub-Advisor; the level of commitment to the Fund and the Sub-Advisor by the principals of the Advisor; the projected asset levels of the Fund; and the overall expenses of the Fund, including the nature and frequency of sub-advisory fee payments. The Trustees reviewed the projected balance sheet of the Sub-Advisor and discussed the financial stability and profitability of the Sub-Advisor.  The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor's name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor's other clients. The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the management fee and net expense ratio were lower than the comparable funds and the peer group averages. The Trustees noted that the Fund's asset levels were expected to be much smaller than the industry average during its start-up phase. The Trustees also noted that the Sub-Advisor's proposed fee was similar to or less than the fees for funds with similar investment strategies. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor by the Advisor on behalf of the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.
(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

In considering the extent to which economies of scale would be realized as the Fund grows and whether the sub-advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees considered that the Fund fee arrangements with the Sub-Advisor and noted that the management fee would remain the same at all asset levels and not be paid by the Fund. Following further discussion of the Fund's projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund's fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor.
In considering the Sub-Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Sub-Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services ("soft dollars"). After further review and discussion, the Board determined that the Sub-Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Sub-Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Fund and the Sub-Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Sub-Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Sub-Advisor's standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Sub-Investment Advisory Agreement for the Fund.

7. Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $7,500 during the initial period ended September 30, 2016 from the Fund for their services to the Fund and Trust.

(Continued)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Coby A. King (1960) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 1/2016	President and Chief Executive Officer of High Point Strategies, LLC since 2013; Lobbyist for Ek & Ek, LLC from 2012 – 2013; Senior Vice President at MWW Group, Inc. from 2008 – 2012.	2	None
David L. Kingsdale (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 10/2014	Chief Executive Officer of Millennium Dance Media, LLC since 2010; Owner of DLK, Inc. (media consulting agency) from 2009 until 2010.	2	The Giving Back Fund; Prime Access Capital.
Interested Trustee*
Joseph Sanberg (1979) 116 South Franklin Street Rocky Mount, NC 27804	Trustee	Since 2/2014	Investor since 2009.	2	None
* Basis of Interestedness. Mr. Sanberg is an Interested Trustee because he is an officer of Aspiration Fund Adviser, LLC, the investment advisor to the Fund.
Other Officers
Andrei Cherny (1975) 116 South Franklin Street Rocky Mount, NC 27804	President	Since 2/2014
Chief Executive Officer of Aspiration Fund Adviser, LLC since 2013; Chair, Board Member and President of Democracy: a Journal of Ideas since 2009. Previously, Managing Director of Burson-Marsteller (public relations and communications firm) from 2012 until 2013; Senior Adviser of Burson-Marsteller from 2010 until 2012.
				n/a	n/a
Matthew J. Beck (1988) 116 South Franklin Street Rocky Mount, NC 27804	Secretary	Since 06/2016	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris (1984) 116 South Franklin Street Rocky Mount, NC 27804	Treasurer (Aspiration Funds) and Assistant Secretary of the Trust	Since 12/2014	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Ryan DelGuidice (1990) 480 East Swedesford Rd Wayne, PA 19087	Chief Compliance Officer	Since 12/2014	Manager of Cipperman Compliance Services since 2013; Regulatory Administration Associate of BNY Mellon.	n/a	n/a

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4640 Admiralty Way
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2. CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the fiscal years ended September 30, 2015 and September 30, 2016 are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, Cohen & Company, Ltd. ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

Fund	2015	2016
Aspiration Redwood Fund	$13,500	$14,000
(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2015 and September 30, 2016 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal years ended for September 30, 2015 and September 30, 2016 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund's federal, state, and excise tax returns and assistance with distribution calculations.

Fund	2015	2016
Aspiration Redwood Fund	$3,000	$3,000

(d)	All Other Fees –There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years.
(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.
(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended September 30, 2015 and September 30, 2016 were $3,000 and $3,000 respectively.  There were no non-audit fees billed by the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

 (h)    Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11. CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds

By: (Signature and Title)	/s/ Andrei Cherny
Date: December 8, 2016	Andrei Cherny President and Principal Executive Officer
Aspiration Redwood Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: December 8, 2016	Andrei Cherny President and Principal Executive Officer
Aspiration Redwood Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: December 7, 2016	Ashley E. Harris Treasurer and Principal Financial Officer
Aspiration Redwood Fund